CHANGES IN ACCOUNTING POLICIES & RESTATEMENT	12 Months Ended
Dec. 31, 2020
Consolidated Recast of Comparative Period Statement of Financial Position [Abstract]
CHANGES IN ACCOUNTING POLICIES & RESTATEMENT	CHANGES IN ACCOUNTING POLICIES & RESTATEMENT
Voluntary change in accounting policy
Pembina re-assessed its policy for the measurement of its decommissioning provision. Previously, Pembina's decommissioning provision was measured at the present value of the expected costs to settle the obligations using a risk-free interest rate based on the Government of Canada's benchmark long-term bond yield. Effective December 31, 2020, Pembina elected to change its policy for the measurement of its decommissioning obligations to utilize a credit-adjusted risk-free interest rate. As a result of this change in policy, Pembina's decommissioning provision is now measured using a risk-free interest rate based on the Government of Canada's benchmark long-term bond yield, adjusted for Pembina's credit risk. The use of a credit-adjusted risk-free rate results in reliable and more relevant information for the readers of the Company's Consolidated Financial Statements as this methodology results in a more accurate representation of the value at which such liabilities could be transferred to a third party, provides a better indication of the risk associated with such obligations, and increases the comparability of Pembina's financial statements to those of its peers.
Management has applied the change in accounting policy retrospectively. The Consolidated Financial Statements have been restated to reflect adjustments made as a result of this change in accounting policy. The following tables present the impacts of the change in accounting policy for decommissioning provisions to the statement of financial position, the statement of earnings (loss) and comprehensive income (loss), and the statement of cash flows, for each of the line items affected.
i.Impacts on the Consolidated Statements of Financial Position

As at	December 31, 2020	December 31, 2019	January 1, 2019
($ millions)	Policy change	Policy change	Policy change
Assets
Property, plant and equipment	(546)	(372)	(304)
Investments in equity accounted investees	24	20	15
Right-of-use assets	(51)	(39)	—
Advances to related parties and other assets	(7)	(7)	(7)
Total assets	(580)	(398)	(296)
Liabilities
Decommissioning provision	(734)	(527)	(411)
Deferred tax liabilities	37	31	32
Total liabilities	(697)	(496)	(379)
Equity
Deficit	117	98	83
Total equity attributable to Shareholders	117	98	83
A reconciliation for each of the line items affected in the restated Consolidated Statements of Financial Position is presented in Note 4.
ii.Reconciliation of the Consolidated Statements of Earnings (Loss) and Comprehensive Income (Loss)

For the years ended December 31 ($ millions, except per share amounts)	2020	2019
	Policy change	Previously reported	Policy change	Restated
Cost of sales	(18)	5,187	(4)	5,183
Share of profit from equity accounted investees	4	370	5	375
Gross profit	22	2,433	9	2,442
Net finance costs	(3)	294	(5)	289
Earnings (loss) before income tax	25	1,528	14	1,542
Deferred tax (recovery) expense	6	(174)	(1)	(175)
Earnings (loss) attributable to shareholders	19	1,492	15	1,507
Total comprehensive income (loss) attributable to shareholders	19	1,273	15	1,288
Earnings (loss) attributable to common shareholders, net of preferred share dividends	19	1,361	15	1,376
Earnings (loss) per common share - basic	0.04	2.66	0.03	2.69
Earnings (loss) per common share - diluted	0.04	2.65	0.03	2.68
iii.Reconciliation of the Consolidated Statement of Cash Flows

For the years ended December 31 ($ millions)	2020	2019
	Policy change	Previously reported	Policy change	Restated
Earnings (loss)	19	1,492	15	1,507
Share of profit from equity accounted investees	(4)	(370)	(5)	(375)
Adjustments for depreciation and amortization	(18)	511	(4)	507
Adjustments for net finance costs	(3)	294	(5)	289
Adjustments for income tax expense	6	36	(1)	35
Cash flow from operating activities	—	2,532	—	2,532
Restatement of revenue and cost of goods sold
During the third quarter of 2021, Pembina identified certain contract types that were recorded incorrectly within Marketing & New Ventures. Revenue and cost of goods sold associated with the contracts were recorded on a gross basis but should have been recorded on a net basis. As a result, Pembina restated its 2020 Consolidated Statements of Earnings (Loss) and Comprehensive Income (Loss) and the associated comparative periods by decreasing revenue and cost of goods sold, with no impact to earnings, cash flows or financial position.
i.Reconciliation of the Consolidated Statements of Earnings (Loss) and Comprehensive Income (Loss)

For the years ended December 31 ($ millions, except per share amounts)	2020			2019
	Previously reported	Restatement adjustment	Restated	Previously reported	Restatement adjustment	Restated
Revenue	6,202	(249)	5,953	7,230	(858)	6,372
Cost of sales	4,132	(249)	3,883	5,183	(858)	4,325
Gross profit	2,008	—	2,008	2,442	—	2,442
Earnings (loss) per common share - basic	0.86	—	0.86	2.69	—	2.69
Earnings (loss) per common share - diluted	0.86	—	0.86	2.68	—	2.68